Other employee benefits (Schedule of detailed information about employee future benefit expense) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Employee Benefits [Line Items]
Current service cost	$ 3,995	$ 4,140
Net interest expense	3,531	3,478
Components recognized in consolidated income statements	$ 7,526	$ 7,618